ACQUISITIONS (Details) (Horizon Information, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Feb. 01, 2010	Feb. 01, 2010 Customer base	Feb. 01, 2010 Contingent consideration payable based on the actual 2010 and 2011 audited gross profit Maximum
ACQUISITIONS
Ownership interest acquired (as a percent)		100.00%
Purchase price		$ 1,389
Cash consideration paid		545
Fair value of contingent consideration		844
Potential consideration payable				1,400
Net current liabilities assumed:
Current assets		920
Current liabilities		(1,338)
Total		(418)
Intangible assets acquired:
Intangible assets acquired			860
Goodwill		1,076
Deferred tax liability		(129)
Total		1,807
Total consideration		1,389
Estimated useful life
Estimated useful life			5 years 10 months 24 days
Pro forma financial information
Net revenues	146,579
Net income	$ 11,604
Net income per share
Basic (in dollars per share)	$ 0.34
Diluted (in dollars per share)	$ 0.32